PGIM S&P 500 Max Buffer ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 201.4%
Affiliated Mutual Fund 100.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $2,000,025)(wb)	2,000,025	$2,000,025
Options Purchased*~ 101.4%
(cost $2,028,645)		2,028,510

Total Short-Term Investments (cost $4,028,670)		4,028,535

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 201.4% (cost $4,028,670)		4,028,535
Options Written*~ (3.1)%
(premiums received $61,508)		(61,578)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 198.3% (cost $3,967,162)		3,966,957
Liabilities in excess of other assets(z) (98.3)%		(1,966,894)

Net Assets 100.0%		$2,000,063

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	C126201	01/30/26	$6.02		33		3	$1,938,354
SPDR S&P 500 ETF Trust	Put	C126201	01/30/26	$601.82		33		3	90,156
Total Options Purchased (cost $2,028,645)								$2,028,510

PGIM S&P 500 Max Buffer ETF - February
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	C126201	01/30/26	$646.48		33		3	$(61,578)
(premiums received $61,508)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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